Expense Example, No Redemption - A C I Shares - JPMorgan Small Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	647	904	1,180	1,968	177	556	961	1,955	101	320	556	1,234